NATIONWIDE VARIABLE INSURANCE TRUST

Supplement dated November 18, 2011
to Currently Effective Statements of Additional Information for

American Century NVIT Growth Fund	NVIT Investor Destinations Balanced Fund
(formerly, NVIT Growth Fund)	NVIT Investor Destinations Capital Appreciation
American Century NVIT Multi Cap Value Fund	Fund
American Funds NVIT Asset Allocation Fund	NVIT Investor Destinations Conservative Fund
American Funds NVIT Bond Fund	NVIT Investor Destinations Moderate Fund
American Funds NVIT Global Growth Fund	NVIT Investor Destinations Moderately
American Funds NVIT Growth Fund	Aggressive Fund
American Funds NVIT Growth-Income Fund	NVIT Investor Destinations Moderately
Federated NVIT High Income Bond Fund	Conservative Fund
Neuberger Berman NVIT Multi Cap	NVIT Mid Cap Index Fund
Opportunities Fund	NVIT Money Market Fund
Neuberger Berman NVIT Socially Responsible	NVIT Multi-Manager International Growth Fund
Fund	NVIT Multi-Manager International Value Fund
NVIT Bond Index Fund	NVIT Multi-Manager Large Cap Growth Fund
NVIT Cardinal Aggressive Fund	NVIT Multi-Manager Large Cap Value Fund
NVIT Cardinal Balanced Fund	NVIT Multi-Manager Mid Cap Growth Fund
NVIT Cardinal Capital Appreciation Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Cardinal Conservative Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Cardinal Moderate Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Cardinal Moderately Aggressive Fund	NVIT Multi-Manager Small Company Fund
NVIT Cardinal Moderately Conservative Fund	NVIT Multi Sector Bond Fund
NVIT Core Bond Fund	NVIT Nationwide Fund
NVIT Core Plus Bond Fund	NVIT Real Estate Fund
NVIT Developing Markets Fund	NVIT S&P 500 Index Fund
NVIT Emerging Markets Fund	NVIT Short Term Bond Fund
NVIT Enhanced Income Fund	NVIT Small Cap Index Fund
NVIT Government Bond Fund	NVIT Large Cap Growth Fund (formerly,
NVIT International Equity Fund (formerly,	Oppenheimer NVIT Large Cap Growth Fund)
Gartmore NVIT International Equity Fund)	Templeton NVIT International Value Fund
NVIT Income Bond Fund	Van Kampen NVIT Comstock Value Fund
NVIT International Index Fund
NVIT Investor Destinations Aggressive Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund’s Statement of Additional Information.

Effective November 21, 2011, the information in each Statement of Additional Information is modified as follows:

1.           The address to obtain copies of the Prospectuses listed on the front cover page of the SAI has been revised as follows:

Nationwide Funds, P.O. Box 701, Milwaukee, WI 53201-0701

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE